Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cost
Foreign exchange movement	$ (2,769)	$ (62)
Intangible assets gross	80,909	54,349
Accumulated amortization	(32,120)	(22,550)
Foreign exchange movement	930	(445)
Net book value	49,719	31,354
Customer relationships acquired
Cost
Intangible assets gross	36,130	36,900
Technology Assets
Cost
Intangible assets gross	11,169	11,169
Order Backlog
Cost
Intangible assets gross	3,171	3,171
Trade Names
Cost
Intangible assets gross	1,357	1,357
Volunteer list acquired
Cost
Intangible assets gross	1,325	1,325
Non-compete Agreements
Cost
Intangible assets gross	489	489
Aptiv intangible asset
Cost
Intangible assets gross	$ 30,037